Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Equity (Deficit) - USD ($) $ in Thousands	Series X Preferred Stock	Series A-2 Preferred Stock	Series SA-2 Preferred Stock	Series A-1 Preferred Stock	Series A Preferred Stock	Series Seed-2 Preferred Stock	Series Seed-1 Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Balance at Dec. 31, 2023								$ 1	$ 31,542	$ (184)	$ (33,397)	$ (2,038)
Balance (in Shares) at Dec. 31, 2023				1,059,058	2,652,734	1,099,412	1,536,006	10,575,056
Issuance of preferred stock, net of issuance costs									10,925			10,925
Issuance of preferred stock, net of issuance costs (in Shares)		1,610,103
Issuance of Series A-2 preferred stock upon conversion of convertible notes									1,158			1,158
Issuance of Series A-2 preferred stock upon conversion of convertible notes (in Shares)		163,357
Issuance of Series SA-2 preferred stock upon conversion of convertible notes									12,370			12,370
Issuance of Series SA-2 preferred stock upon conversion of convertible notes (in Shares)			1,745,625
Stock options exercised									4			4
Stock options exercised (in Shares)								2,318
Stock-based compensation expense									383			383
Foreign currency translation adjustment, net of taxes										(63)		(63)
Net loss											(10,065)	(10,065)
Balance at Dec. 31, 2024								$ 1	56,382	(247)	(43,462)	12,674
Balance (in Shares) at Dec. 31, 2024		1,773,460	1,745,625	1,059,058	2,652,734	1,099,412	1,536,006	10,577,374
Issuance of preferred stock, net of issuance costs									9,990			10,000
Issuance of preferred stock, net of issuance costs (in Shares)		1,411,112
Stock options exercised									75			75
Stock options exercised (in Shares)								72,217
Stock-based compensation expense									1,239			1,239
Foreign currency translation adjustment, net of taxes												118
Net loss											(5,645)	(5,645)
Balance at Jun. 30, 2025		$ 10						$ 1	67,686	(129)	(49,107)	18,461
Balance (in Shares) at Jun. 30, 2025		3,184,572	1,745,625	1,059,058	2,652,734	1,099,412	1,536,006	10,649,591
Balance at Dec. 31, 2024								$ 1	56,382	(247)	(43,462)	12,674
Balance (in Shares) at Dec. 31, 2024		1,773,460	1,745,625	1,059,058	2,652,734	1,099,412	1,536,006	10,577,374
Issuance of preferred stock, net of issuance costs									9,990			9,990
Issuance of preferred stock, net of issuance costs (in Shares)		1,411,112
Issuance of Series X preferred stock, net of $117 issuance costs									18,871			18,871
Issuance of Series X preferred stock, net of $117 issuance costs (in Shares)	769,114
Stock options exercised									89			89
Stock options exercised (in Shares)								93,455
Stock-based compensation expense									1,941			1,941
Foreign currency translation adjustment, net of taxes										118		118
Net loss											(12,199)	(12,199)
Balance at Dec. 31, 2025								$ 1	87,273	(129)	(55,661)	31,484
Balance (in Shares) at Dec. 31, 2025	769,114	3,184,572	1,745,625	1,059,058	2,652,734	1,099,412	1,536,006	10,670,829
Issuance of preferred stock, net of issuance costs									257			257
Issuance of preferred stock, net of issuance costs (in Shares)	10,126
Stock options exercised
Stock options exercised (in Shares)								49,747
Vesting of restricted stock
Vesting of restricted stock (in Shares)								41,138
Stock-based compensation expense									1,099			1,099
Foreign currency translation adjustment, net of taxes										(200)		(200)
Net loss											(9,610)	(9,610)
Balance at Jun. 30, 2026								$ 1	$ 88,669	$ (329)	$ (65,271)	$ 23,070
Balance (in Shares) at Jun. 30, 2026	779,240	3,184,572	1,745,625	1,059,058	2,652,734	1,099,412	1,536,006	10,761,714